Condensed Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses
Marketing and promotion expenses	$ 995	$ 921
Commission and handlings expenses	426
Professional fee	4,179	421	8
Information technology expenses	290	19
Office expenses	671	117
Insurance	93	57
Public relations expenses	271	92
Employee benefits expenses	151	3,852
General and administrative expenses	718	97	1
(Reversal of) provision for expected credit losses	(410)	410
Total expenses	7,384	5,986	9
Other (expenses) income
Interest income	28	29
Interest expenses	(5)
Share of results of an associate	(54)	(3)
Loss on disposal of an associate	(100)
Impairment loss of long-term investments	(290)
Total other (expenses) income, net	(421)	26
Loss before income tax expense	(7,805)	(5,960)	(9)
Income tax expense
Net loss	$ (7,805)	$ (5,960)	$ (9)